Employee benefits - Sensitivity analysis for actuarial assumptions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Actuarial assumption of discount rates | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (19,249)	$ (36,571)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 20,234	$ 38,221
Actuarial assumption of discount rates | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (2,294)	$ (2,716)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,500	$ 2,851
Actuarial assumption of discount rates | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1,512)	$ (2,986)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,578	$ 3,144
Actuarial assumption of expected rates of salary increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 193	$ 480
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (188)	$ (471)
Actuarial assumption of expected rates of salary increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,584	$ 2,870
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,388)	$ (2,746)
Actuarial assumption of expected rates of salary increases | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 20	$ 35
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (19)	$ (34)
Actuarial assumption of expected rates of pension increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 13,324	$ 25,254
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (12,614)	$ (24,480)
Actuarial assumption of expected rates of pension increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 0	$ 0
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 0	$ 0
Actuarial assumption of expected rates of pension increases | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 774	$ 1,440
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (747)	$ (1,381)
Actuarial assumption of expected rates of inflation | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 21,301	$ 36,172
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (16,005)	$ (34,478)
Actuarial assumption of expected rates of inflation | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,584	$ 2,870
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,388)	$ (2,746)
Actuarial assumption of expected rates of inflation | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 774	$ 1,440
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (747)	$ (1,381)
Actuarial assumption of life expectancy after retirement | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 12,957	$ 27,907
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (13,093)	$ (27,556)
Actuarial assumption of life expectancy after retirement | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 281	$ 555
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (320)	$ (585)
Actuarial assumption of life expectancy after retirement | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,511	$ 3,131
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,360)	$ (2,761)